SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	Sep. 30, 2025
Property and buildings
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	25 years
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	5 years
Automobiles
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	4 years
Office and electric equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years